UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

215-882-9983
Registrant’s telephone number, including area code

Date of fiscal year end: January 31, 2025

Date of reporting period: July 31, 2024

Item 1. Report to Stockholders.

(a)

WHITEWOLF Publicly Listed Private Equity ETF Ticker: LBO Listed on: Cboe BZX Exchange, Inc.	July 31, 2024 Semi-Annual Shareholder Report www.lbo.fund

This semi-annual shareholder report contains important information about the WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) for the period of February 1, 2024 to July 31, 2024 (the “Period”). You can find additional information about the Fund at www.lbo.fund. You can also request this information by contacting us at (215) 882-9983.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.70%

KEY FUND STATISTICS (as of Period End)
Net Assets	$2,459,441	Portfolio Turnover Rate*	0%
# of Portfolio Holdings	39	Advisory Fees Paid	$6,565
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Asset Management & Custody Banks	46.4%
Closed End Funds	46.3%
Diversified Financial Services	5.1%
Multi-Sector Holdings	1.2%
Cash & Cash Equivalents	1.0%

TOP 10 HOLDINGS (as a % of Net Assets)
Ares Capital Corp.	7.3%
KKR & Co., Inc.	7.2%
FS KKR Capital Corp.	7.0%
Blackstone Secured Lending Fund	6.6%
Blue Owl Capital, Inc. - Class A	5.8%
Hercules Capital, Inc.	5.6%
TPG, Inc.	5.4%
Blackstone, Inc.	5.3%
Carlyle Group, Inc.	5.3%
Ares Management Corp. - Class A	5.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit www.lbo.fund. You can also request information by calling (215) 882-9983.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: July 31, 2024
The Fund is distributed by Quasar Distributors, LLC.

(b) Not applicable
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

COMMON STOCKS - 52.7%	Shares	Value
Asset Management & Custody Banks - 46.4%(a)
Ares Management Corp. - Class A	816	$125,011
BlackRock, Inc.	56	49,084
Blackstone Secured Lending Fund (b)	5,256	161,149
Blackstone, Inc.	922	131,062
Blue Owl Capital, Inc. - Class A	7,424	141,576
Carlyle Group, Inc.	2,608	129,722
GCM Grosvenor, Inc. - Class A	488	5,431
Hamilton Lane, Inc. - Class A	424	61,213
KKR & Co., Inc.	1,433	176,904
P10, Inc. - Class A	312	3,110
StepStone Group, Inc. - Class A	472	23,723
TPG, Inc.	2,612	133,186
		1,141,171

Diversified Financial Services - 5.1%
Apollo Global Management, Inc.	992	124,308

Multi-Sector Holdings - 1.2%
Compass Diversified Holdings	1,248	30,027
TOTAL COMMON STOCKS (Cost $1,041,257)		1,295,506

CLOSED END FUNDS - 46.3%
Ares Capital Corp.	8,584	179,749
Bain Capital Specialty Finance, Inc.	2,656	44,515
Barings BDC, Inc.	5,024	50,441
BlackRock TCP Capital Corp.	3,320	35,092
Capital Southwest Corp.	2,688	69,001
Carlyle Secured Lending, Inc.	1,328	23,452
CION Investment Corp.	1,736	21,283
Fidus Investment Corp.	208	4,071
FS KKR Capital Corp.	8,544	173,016
Gladstone Capital Corp.	243	5,808
Gladstone Investment Corp.	272	3,813
Goldman Sachs BDC, Inc.	4,360	65,356
Golub Capital BDC, Inc.	5,328	81,412
Hercules Capital, Inc. (b)	6,392	137,812
MidCap Financial Investment Corp.	1,496	21,243
New Mountain Finance Corp.	3,112	38,589
The accompanying notes are an integral part of these financial statements.

1

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2024 (Unaudited)

CLOSED END FUNDS - 46.3% (CONTINUED)	Shares	Value
PennantPark Floating Rate Capital Ltd.	2,712	$30,347
PennantPark Investment Corp.	776	5,657
Prospect Capital Corp.	15,088	82,079
Saratoga Investment Corp.	152	3,554
Sixth Street Specialty Lending, Inc.	576	12,021
Stellus Capital Investment Corp.	384	5,388
Trinity Capital, Inc.	2,712	39,622
TriplePoint Venture Growth BDC Corp.	480	4,238
TOTAL CLOSED END FUNDS (Cost $1,081,823)		1,137,559

SHORT-TERM INVESTMENTS - 11.6%
Investments Purchased with Proceeds from Securities Lending - 10.6%
First American Government Obligations Fund - Class X, 5.23% (c)	260,453	260,453

Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 5.23% (c)	25,556	25,556
TOTAL SHORT-TERM INVESTMENTS (Cost $286,009)		286,009

TOTAL INVESTMENTS - 110.6% (Cost $2,409,090)		$2,719,074
Liabilities in Excess of Other Assets - (10.6)%		(259,633)
TOTAL NET ASSETS - 100.0%		$2,459,441

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $253,059 which represented 10.3% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

2

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024 (Unaudited)

Assets:
Investments in securities, at value(1) (See Note 2)	$2,719,074
Dividends and interest receivable	1,737
Return of capital receivable	419
Securities lending income receivable (See Note 5)	52
Total assets	2,721,282

Liabilities:
Due to securities lending agent (See Note 5)	260,453
Accrued investment advisory fees (See Note 4)	1,388
Total liabilities	261,841
Net Assets	$2,459,441

Net Assets Consist of:
Paid-in capital	$2,140,183
Total distributable earnings (accumulated deficit)	319,258
Net Assets:	$2,459,441

Calculation of Net Asset Value Per Share:
Net Assets	$2,459,441
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	80,000
Net Asset Value per Share	$30.74

Cost of Investments in Securities	$2,409,090

(1)Includes loaned securities with a value of	$253,059

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2024 (Unaudited)

Investment Income:
Dividend income	$65,800
Interest income	443
Securities lending income, net (See Note 5)	460
Total investment income	66,703

Expenses:
Investment advisory fees (See Note 4)	6,565
Net expenses	6,565

Net Investment Income (Loss)	60,138

Realized and Unrealized Gain (Loss) on Investments:
Net change in unrealized appreciation (depreciation) on:
Investments	235,264
235,264
Net realized and unrealized gain (loss) on investments:	235,264
Net Increase (Decrease) in Net Assets Resulting from Operations	$295,402

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended July 31, 2024 (Unaudited)	For the Period Ended January 31, 2024(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$60,138	$16,254
Net realized gain (loss) on investments	—	(35)
Net change in unrealized appreciation (depreciation) on investments	235,264	74,721
Net increase (decrease) in net assets resulting from operations	295,402	90,940

Distributions to Shareholders:
Distributable earnings	(50,972)	(16,139)
Total distributions to shareholders	(50,972)	(16,139)

Capital Share Transactions:
Proceeds from shares sold	859,167	1,281,043
Net increase (decrease) in net assets derived from net change in capital share transactions	859,167	1,281,043
Net Increase (Decrease) in Net Assets	1,103,597	1,355,844

Net Assets:
Beginning of period	1,355,844	—
End of period	$2,459,441	$1,355,844

Changes in Shares Outstanding:
Shares outstanding, beginning of period	50,000	—
Shares sold	30,000	50,000
Shares outstanding, end of period	80,000	50,000

(1) The Fund commenced operations on November 29, 2023.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(5)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
For the Period Ended July 31, 2024 (Unaudited)	$27.12	0.92	3.53	4.45	(0.83)	(0.83)	$30.74	26.99%	$2,459	0.70%	6.41%	0%
For the Period November 29, 2023(7) to January 31, 2024	$25.21	0.37	1.86	2.23	(0.32)	(0.32)	$27.12	8.85%	$1,356	0.70%	7.93%	0%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Net expenses do not include expenses of the investment companies in which the Fund invests.
(6) For periods of less than one year, portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(7) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

WHITEWOLF Publicly Listed Private Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on November 29, 2023. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation and current income.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of July 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,295,506	$—	$—	$1,295,506
Closed End Funds	1,137,559	—	—	1,137,559
Investments Purchased with Proceeds from Securities Lending	260,453	—	—	260,453
Money Market Funds	25,556	—	—	25,556
Total Investments in Securities	$2,719,074	$—	$—	$2,719,074

Refer to the Schedule of Investments for additional information.

During the fiscal period ended July 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended July 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended July 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended July 31, 2024, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of and taxes on unrealized gains.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended January 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$27	$(27)

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, a specific market or securities markets generally.

Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Listed Private Equity Companies Risk. There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to or provide services to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. The Fund is also subject to the underlying risks which affect the listed private equity companies in which the financial institutions or vehicles held by the Fund invest. Listed private equity companies are subject to various risks depending on their underlying investments, which include additional liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings, which may be adversely impacted by the poor performance of a small number of investments. By investing in companies in the capital markets whose business is to lend money, there is a risk that the issuer may default on its payments or declare bankruptcy.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

Business Development Company (BDC) Risk. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. While the BDCs in which the Fund invests are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Financial Services Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services industry. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services industry, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.70% to the Adviser monthly based on average daily net assets.

White Wolf Capital Advisors, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible to select the Fund’s investments in accordance with the Fund’s investment objectives, policies and restrictions.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker for the Fund was as follows:

Value of Securities on Loan	Payable for Collateral Received	Percentage of Net Assets of Securities on Loan
$253,059	$260,453	10.3%

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) for the fiscal period was $460.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended July 31, 2024, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$—	$13

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

For the fiscal period ended July 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$852,196	$—

For the fiscal period ended July 31, 2024, there were no short-term and long-term gains on in-kind transactions.

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at January 31, 2024, were as follows:

Tax cost of Investments	$1,280,961
Gross tax unrealized appreciation	79,914
Gross tax unrealized depreciation	(5,051)
Net tax unrealized appreciation (depreciation)	$74,863
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	$—
Other accumulated gain (loss)	(35)
Total accumulated gain (loss)	$74,828

The difference between book and tax-basis cost is attributable to wash sales and outstanding REIT adjustments. Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended January 31, 2024, the Fund deferred, on a tax basis, qualified late year losses of:

Post-October Late Year Loss Deferral	Post-October Capital Loss Deferral
$35	$—

At January 31, 2024, the Fund did not have any capital loss carryforwards.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2024 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended July 31, 2024 and January 31, 2024 were as follows:

Ordinary Income
Fiscal Period Ended July 31, 2024	Fiscal Period Ended January 31, 2024(1)
$50,972	$16,139
(1) The Fund commenced operations on November 29, 2023.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other transactions that occurred during the period subsequent to July 31, 2024, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

Effective September 16, 2024, Michael D. Barolsky is President (principal executive officer) of the Trust.

WHITEWOLF PUBLICLY LISTED PRIVATE EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended January 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 2.87%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended January 31, 2024 for the Fund was 2.33%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolskly
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	October 7, 2024

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	October 7, 2024